Parent company only condensed financial information - Interest in subsidiaries and amount due from subsidiaries (Details) - Parent company - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Interest in subsidiaries
Equity investment in subsidiaries	¥ 2,181,554	¥ 1,764,074
Amount due from subsidiaries
Loan receivables	¥ 803,173	¥ 1,641,677